Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Schedule of the Maturities of Assets and Liabilities
As of December 31, 2025 and 2024, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2025	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	1,975,644	-	-	-	-	-	-	1,975,644
Cash items in process of collection	1,185,633	-	-	-	-	-	-	1,185,633
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	725,018	1,132,620	1,892,284	2,207,019	2,031,532	3,152,496	11,140,969
Debt financial instruments	-	-	41,834	-	254,684	227,280	190,830	714,628
Financial assets at FVOCI
Debt financial instruments	-	180,132	39,849	390,071	1,762,028	961,933	264,353	3,598,366
Other financial instruments	1,784	8,062	16,124	36,604	55,639	16,972	161,064	296,249
Financial assets at amortised cost (2)
Rights under repurchase agreements	-	428,146	-	-	-	-	-	428,146
Debt financial instruments	-	-	-	-	2,594,154	2,603,922	328,311	5,526,387
Interbank loans	68,106	36	36	-	-	-	-	68,178
Loans and account receivable from customers	1,447,642	2,918,149	2,969,942	5,546,646	8,715,192	4,661,794	14,605,337	40,864,702
Guarantee deposits (margin accounts)	2,075,671	-	-	-	-	-	-	2,075,671
Total financial assets	6,754,480	4,259,543	4,200,405	7,865,605	15,588,716	10,503,433	18,702,391	67,874,573
Financial liabilities
Cash items in process of being cleared	1,068,216	-	-	-	-	-	-	1,068,216
Financial liabilities for trading at FVTPL								-
Financial derivative contracts and hedge contracts (1)	-	789,194	1,274,609	2,113,806	2,414,508	1,745,432	3,162,475	11,500,024
Financial liabilities at amortised cost								-
Deposits and other demand liabilities	14,075,590	-	-	-	-	-	-	14,075,590
Time deposits and other time liabilities	-	7,731,868	3,692,751	4,601,006	435,105	322	32,731	16,493,783
Obligations under repurchase agreements	-	2,180,874	574,369	-	-	-	-	2,755,243
Interbank borrowings	28,266	289,677	275,757	1,949,788	659,092	223,890	7,767	3,434,237
Issued debt instruments	-	45,980	676,736	1,642,349	1,995,136	1,205,230	2,133,669	7,699,100
Other financial liabilities	-	224,321	-	-	-	-	-	224,321
Lease liabilities	-	-	-	6,629	14,751	11,276	7,993	40,649
Regulatory capital instrument	-	-	-	202,169	124,099	181,378	1,440,847	1,948,493
Guarantees received (margin accounts)	1,541,061	-	-	-	-	-	-	1,541,061
Total financial liabilities	16,713,133	11,261,914	6,494,222	10,515,747	5,642,691	3,367,528	6,785,482	60,780,717
(1)Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$1,145, Ch$2 and Ch$1,222,456 million, respectively.
(3)Includes Subordinated bonds for MCh$1,948,493 which is presented as Regulatory capital financial instruments.
NOTE 23 - MATURITY OF FINANCIAL ASSETS AND LIABILITIES, continued

As of December 31, 2024	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	2,695,560	-	-	-	-	-	-	2,695,560
Cash items in process of collection	572,552	-	-	-	-	-	-	572,552
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	701,349	748,363	2,088,541	3,378,110	2,105,419	4,131,616	13,153,398
Debt financial instruments		-	642	-	139,231	108,429	81,025	329,327
Financial assets at FVOCI
Debt financial instrument	-	696,961	204	504,208	370,657	426,511	688,944	2,687,485
Other financial instruments	391	2,687	5,374	20,967	27,253	3,689	15,706	76,067
Financial assets at amortised cost (2)
Rights under repurchase agreements	-	153,135	-	-	-	-	-	153,135
Debt financial instruments	-	-	-	-	639,842	4,252,887	284,350	5,177,079
Interbank loans	31	31,170	82					31,283
Loans and account receivable from customers	797,619	3,457,842	3,065,963	5,530,713	8,692,531	4,710,139	15,037,754	41,292,561
Guarantee deposits (margin accounts)	1,847,101							1,847,101
Total financial assets	5,913,254	5,043,144	3,820,628	8,144,429	13,247,624	11,607,074	20,239,395	68,015,548
Financial liabilities
Cash items in process of being cleared	497,110	-	-	-	-	-	-	497,110
Financial liabilities for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	572,712	722,143	1,914,050	3,734,434	2,067,825	4,042,254	13,053,418
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	-	-	-	-	-	-	14,260,609
Time deposits and other time liabilities	286,207	7,900,056	4,047,333	4,369,825	464,268	371	30,565	17,098,625
Obligations under repurchase agreements	-	276,588	-	-	-	-	-	276,588
Interbank borrowings	44,803	482,959	368,147	2,469,277	868,932	-	103,829	4,337,947
Issued debt instruments	-	771,983	295,713	1,578,811	2,320,666	1,168,681	1,997,421	8,133,275
Other financial liabilities	-	200,541	-	-	-	-	-	200,541
Lease liabilities	-	-	-	12,685	24,210	15,583	14,404	66,882
Regulatory capital instrument	-	-	-	-	201,066	131,208	1,578,423	1,910,697
Guarantees received (margin accounts)	1,832,345	-	-	-	-	-	-	1,832,345
Total financial liabilities	16,921,074	10,204,839	5,433,336	10,344,648	7,613,576	3,383,668	7,766,896	61,668,037
(1)Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$1,074, Ch$1 and Ch$1,192,689 million, respectively.
(3)Includes Subordinated bonds for MCh$1,910,697 which is presented as Regulatory capital financial instruments.